[redacted]

09012388

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

William Slattery
Vice President
Listing Qualifications

Certnas

Received SEC
OCT 13 2009
Washington, DC 20549

1-33799

By Facsimile and First Class Mail

October 13, 2009

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on October 13, 2009 The Nasdaq Stock Market (the "Exchange") received from 2020 ChinaCap Acquirco, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, $0.0001 par value
Units, each consisting of one share of Common Stock and one Warrant
Common Stock Warrants

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery